UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN U.S. GOVERNMENT/ HIGH GRADE SECURITIES PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2003









INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                              PRINCIPAL
                                                AMOUNT
                                                (000)       U.S. $ VALUE

U.S. GOVERNMENT/AGENCY OBLIGATIONS-62.0%
FEDERAL AGENCIES-39.1%
Federal Home Loan Mortgage Corp.
  4.50%, 7/15/18                                $ 3,795       $3,874,460
  5.00%, 12/15/18                                 1,750        1,807,421
  5.00%, 7/15/33                                  2,045        2,078,231
  5.50%, 7/15/33                                  3,225        3,327,797
  6.00%, 12/01/32                                 6,595        6,839,624

Federal National Mortgage Association
  2.50%, 6/15/08                                  3,775        3,761,255
  2.875%, 5/19/08                                 1,190        1,195,248
  4.50%, 7/25/18                                  1,985        2,025,319
  5.00%, 8/25/33                                  4,825        4,883,807
  5.00%, 9/25/33                                  5,515        5,559,809
  5.50%, 7/25/18                                  3,735        3,879,731
  6.00%, 7/25/18                                  5,140        5,366,479
  6.00%, 7/25/33                                  4,840        5,030,575
  6.50%, 10/01/28                                   191          199,334
  6.50%, 1/01/29                                    564          589,022
  6.50%, 7/01/29                                    243          254,092
  6.50%, 8/01/29                                    216          225,062
  6.50%, 9/01/29                                    233          242,959
  6.50%, 11/01/29                                     7            7,714
  6.50%, 5/01/31                                    218          227,508
  6.50%, 8/01/31                                    959          999,768
  6.50%, 10/01/31                                   224          233,972
  6.50%, 11/01/31                                   185          192,907
  6.50%, 2/01/32                                    203          211,425
  6.50%, 3/01/32                                    628          655,035
  6.50%, 4/01/32                                     27           28,157
  6.50%, 5/01/32                                     15           15,293
  6.50%, 7/01/32                                    541          564,517
  6.50%, 8/01/32                                    607          633,267
  6.50%, 12/01/32                                   795          829,564
  6.50%, 1/01/33                                    793          827,364
  6.50%, 9/25/33                                  1,935        2,016,634
  7.50%, 1/01/30                                     34           35,810
  7.50%, 1/01/31                                     49           51,897
  7.50%, 12/01/31                                    38           40,339
  7.50%, 2/01/32                                     30           31,451
  7.50%, 9/01/32                                  1,612        1,713,418

Government National Mortgage Association
  5.50%, 8/15/33                                  4,080        4,234,273
  6.50%, 2/15/32                                    443          465,483
  6.50%, 7/15/33                                  5,260        5,524,641
                                                             ------------
                                                              70,680,662

U.S. TREASURY SECURITIES-22.9%
U.S. Treasury Bonds
  0.00%, 11/15/21                                 7,140        2,918,139
  5.375%, 2/15/31                                 5,559        6,261,480
  6.625%, 2/15/27                                   300          386,192

U.S. Treasury Notes
  1.125%, 6/30/05                                 3,630        3,617,524
  2.00%, 5/15/06                                  3,460        3,497,846
  2.25%, 7/31/04                                 16,470       16,688,112
  2.625%, 5/15/08                                 5,765        5,819,502
  3.625%, 5/15/13                                 2,160        2,177,552
                                                             ------------
                                                              41,366,347

Total U.S. Government/Agency Obligations
  (cost $111,382,228)                                        112,047,009

CORPORATE DEBT OBLIGATIONS-26.1%
AEROSPACE/DEFENSE-0.1%
Northrop Grumman Corp.
  7.125%, 2/15/11                                   210          251,944

AUTOMOTIVE-1.9%
DaimlerChrysler NA Holdings Corp.
  4.75%, 1/15/08                                    465          477,479

Ford Motor Credit Co.
  7.375%, 10/28/09                                1,375        1,443,610
General Motors Acceptance Corp.
  6.875%, 9/15/11                                   945          949,624
  8.00%, 11/01/31                                   170          167,258
General Motors Corp.
  8.375%, 7/15/33                                   475          468,445
                                                             ------------
                                                               3,506,416

BANKING-5.3%
Bank of America Corp.
  6.25%, 4/15/12                                    590          684,687
Barclays Bank Plc
  8.55%, 6/15/49 (a)                                365          468,514
Citicorp
  6.375%, 11/15/08                                  625          719,319
Citigroup, Inc.
  7.25%, 10/01/10                                 1,110        1,346,848
Great Western Financial Trust II
  8.206%, 2/01/27                                   630          726,154
GreenPoint Financial Corp.
  3.20%, 6/06/08 (a)                                435          432,188
HSBC Capital Funding LP
  10.176%, 12/31/49 (a)(b)                          285          449,265
ING Capital Funding Trust III
  8.439%, 12/29/49                                  385          481,375
J.P. Morgan Chase & Co.
  3.625%, 5/01/08                                   770          793,309
  6.75%, 2/01/11                                    595          699,410


1


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              PRINCIPAL
                                                AMOUNT
                                                (000)       U.S. $ VALUE

M&T Bank Corp.
  3.85%, 4/01/13 (b)                              $ 215      $   219,624
National City Corp.
  3.20%, 4/01/08                                    225          227,538
RBS Capital Trust I
  4.709%, 12/29/49 (b)                              815          817,512
U.S. Bank NA
  6.375%, 8/01/11                                   700          818,473
Unicredito Italiano Capital Trust
  9.20%, 10/29/49 (a)                               575          740,644
                                                             ------------
                                                               9,624,860


BROADCASTING/MEDIA-2.0%
AOL Time Warner, Inc.
  7.70%, 5/01/32                                    475          556,641
Clear Channel Communications, Inc.
  4.25%, 5/15/09                                    275          278,868
  4.625%, 1/15/08                                   350          367,358
Liberty Media Corp.
  5.70%, 5/15/13                                    470          478,841
News America, Inc.
  6.55%, 3/15/33 (a)                                475          506,964
Time Warner Entertainment Co.
  8.375%, 3/15/23                                 1,085        1,371,900
                                                             ------------
                                                               3,560,572

BUILDING/REAL ESTATE-0.5%
EOP Operating LP
  5.875%, 1/15/13                                   260          280,828
ERP Operating LP
  5.20%, 4/01/13                                    195          204,306
Lennar Corp.
  5.95%, 3/01/13                                    100          109,691
Vornado Realty Trust
  5.625%, 6/15/07                                   265          284,591
                                                             ------------
                                                                 879,416


CABLE-0.9%
AT&T Broadband Corp.
  9.455%, 11/15/22                                  315          430,660
Comcast Cable Communications, Inc.
  6.20%, 11/15/08                                   635          716,041
Comcast Corp.
  7.05%, 3/15/33                                    190          211,860
Cox Communications, Inc.
  7.125%, 10/01/12                                  255          305,037
                                                             ------------
                                                               1,663,598


COMMUNICATIONS-1.6%
AT&T Corp.
  7.80%, 11/15/11 (b)                               190          217,600
British Telecommunications
Plc
  8.875%, 12/15/30                                  405          554,707
Citizens Communications Co.
  9.00%, 8/15/31                                    150         $202,854
Koninklijke (Royal) KPN NV
  8.00%, 10/01/10                                   270          334,823
Sprint Capital Corp.
  6.00%, 1/15/07                                    425          457,165
  7.625%, 1/30/11                                   660          754,680
Vodafone Airtouch Plc
  7.875%, 2/15/30                                   225          290,964
                                                             ------------
                                                               2,812,793


COMMUNICATIONS - MOBILE-1.3%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                    465          576,818
Telus Corp.
  7.50%, 6/01/07                                    465          520,800
Verizon Global Funding Corp.
  7.375%, 9/01/12                                   610          745,566
Verizon Wireless Capital LLC
  5.375%, 12/15/06                                  435          478,235
                                                             ------------
                                                               2,321,419


ELECTRIC UTILITIES-0.6%
Carolina Power & Light Co.
  6.50%, 7/15/12                                    270          312,867
Cincinnati Gas & Electric Co.
  5.70%, 9/15/12                                    190          209,124
FirstEnergy Corp. Series C
  7.375%, 11/15/31                                  230          258,587
Nisource Finance Corp.
  7.875%, 11/15/10                                  205          242,391
                                                             ------------
                                                               1,022,969


ENERGY-1.0%
Conoco Funding Co.
  5.45%, 10/15/06                                   380          419,791
Conoco, Inc.
  6.95%, 4/15/29                                    590          712,192
Devon Financing Corp.
  7.875%, 9/30/31                                   245          312,114
Noram Energy Corp
  6.50%, 2/01/08                                    320          343,530
                                                             ------------
                                                               1,787,627


FINANCIAL-4.7%
American General Finance Corp.
  4.50%, 11/15/07                                   255          271,351
BEAR STEARNS COS., INC.
  4.00%, 1/31/08                                    260          272,254
CIT Group, Inc.
  4.125%, 2/21/06                                   390          403,909
  5.50%, 11/30/07                                   205          221,997
Countrywide Home Loans, Inc.
  4.25%, 12/19/07                                   435          457,403
General Electric Capital Corp.
  5.45%, 1/15/13                                    370          401,513
  6.75%, 3/15/32                                  1,100        1,290,954
Goldman Sachs Group Inc.
  5.25%, 4/01/13                                    320          341,860
  6.125%, 2/15/33                                   420          451,991



2


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________



                                              PRINCIPAL
                                                AMOUNT
                                                (000)       U.S. $ VALUE

Household Finance Corp.
  6.50%, 11/15/08                                 $ 600       $  690,691
  7.00%, 5/15/12                                    235          278,631
John Deere Capital Corp.
  4.50%, 8/22/07                                    275          292,895
Lehman Brothers Holdings, Inc.
  4.00%, 1/22/08                                    795          829,412
  6.625%, 1/18/12                                   270          317,071
MBNA America Bank
  6.50%, 6/20/06                                    410          452,651
Morgan Stanley
  7.25%, 4/01/32                                    295          362,885
National Rural Utilities Cooperative Finance Corp.
  7.25%, 3/01/12                                    150          179,904
Washington Mutual Financial Corp.
  6.875%, 5/15/11                                   785          932,221
                                                             ------------
                                                               8,449,593

FOOD/BEVERAGE-0.6%
Kellogg Co.
  2.875%, 6/01/08                                   270          268,405
Pepsi Bottling Group, Inc.
  7.00%, 3/01/29                                    700          855,052
                                                             ------------
                                                               1,123,457


HEALTHCARE-0.5%
Bristol-Myers Squibb Co.
  4.75%, 10/01/06                                   235          253,128
HCA, Inc.
  7.125%, 6/01/06                                   345          375,309
Health Net, Inc.
  8.375%, 4/15/11                                   250          304,322
                                                             ------------
                                                                 932,759

INDUSTRIAL-0.5%
General Electric Co.
  5.00%, 2/01/13                                    310          328,065
Lenfest Communications, Inc.
  8.375%, 11/01/05                                  395          446,044
Praxair, Inc.
  2.75%, 6/15/08                                    205          203,548
                                                             ------------
                                                                 977,657


INSURANCE-0.5%
Anthem, Inc.
  6.80%, 8/01/12                                    255          298,220
MetLife, Inc.
  6.50%, 12/15/32                                   210          240,487
New York Life Insurance Co.
  5.875%, 5/15/33 (a)                               350          368,642
                                                             ------------
                                                                 907,349

METALS / MINING-0.1%
Alcan, Inc.
  4.50%, 5/15/13                                    165          168,084
NON-AIR TRANSPORTATION-0.3%
CSX Corp.
  7.95%, 5/01/27                                    465         $597,128
PAPER/PACKAGING-0.3%
International Paper Co.
  5.85%, 10/30/12                                   245          267,507
MeadWestvaco Corp.
  8.20%, 1/15/30                                    215          267,639
                                                             ------------
                                                                 535,146

PETROLEUM PRODUCTS-0.6%
AMERADA HESS CORP.
  7.875%, 10/01/29                                  605          738,620
Devon Energy Corp.
  7.95%, 4/15/32                                    280          361,592
                                                             ------------
                                                               1,100,212

PUBLIC UTILITIES - ELECTRIC & GAS-1.2%
Columbus Southern Power Co.
  5.50%, 3/01/13 (a)                                 75           80,787
Dominion Resources, Inc.
  5.00%, 3/15/13                                    285          296,083
Duke Energy Corp.
  3.75%, 3/05/08 (a)                                350          360,651
KeySpan Corp.
  7.25%, 11/15/05                                   650          729,859
MidAmerican Energy Holdings Co.
  5.875%, 10/01/12                                  195          214,246
Public Service Company of Colorado
  7.875%, 10/01/12                                  200          252,228
Xcel Energy, Inc.
  7.00%, 12/01/10                                   260          297,789
                                                             ------------
                                                               2,231,643

RETAIL-0.2%
Limited, Inc.
  6.95%, 3/01/33                                    140          155,275
Target Corp.
  5.875%, 3/01/12                                   250          283,004
                                                             ------------
                                                                 438,279

SERVICE-0.3%
Waste Management, Inc.
  6.875%, 5/15/09                                   390          454,488
SOVEREIGN-0.9%
Quebec Province
  7.50%, 9/15/29                                    605          809,544
Republic of Italy
  2.50%, 3/31/06                                    750          765,186
                                                             ------------
                                                               1,574,730

TECHNOLOGY-0.2%
Hewlet-Packard Co.
  7.15%, 6/15/05                                    260          287,644


3


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                              PRINCIPAL
                                                AMOUNT
                                                (000)       U.S. $ VALUE

Total Corporate Debt Obligations
  (cost $42,934,419)                                         $47,209,783

ASSET BACKED SECURITIES-1.7%
Citibank Credit Card Issuance Trust,
  Series 2001-A6
  5.65%, 6/16/08                                $   860          945,506
Citibank Credit Card Issuance Trust,
  Series 2003-A7
  4.15%, 7/07/17                                    795          794,626
Discover Card Master Trust I
  Series 2000-9A
  6.35%, 7/15/08                                    560          620,731

Fleet Credit Card Master Trust II
  Series 2001-B
  5.60%, 12/15/08                                   560          602,353

Total Asset Backed Securities
  (cost $2,794,926)                                            2,963,216

SHORT-TERM INVESTMENTS-37.4%
U.S. TREASURY SECURITY-33.6%
U.S. Treasury Bill
  0.00%, 7/31/03                                $60,760       60,706,897

TIME DEPOSIT-3.8%
State Street Euro Dollar
  0.50%, 7/01/03                                  6,800        6,800,000

Total Short-Term Investments
  (amortized cost $67,506,897)                                67,506,897

TOTAL INVESTMENTS-127.2%
  (cost $224,618,470)                                        229,726,905
Other assets less liabilities*-(27.2%)                       (49,098,676)

NET ASSETS-100%                                             $180,628,229


* SECURITY LENDING INFORMATION

Includes cash collateral received of $56,822,500 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                      PERCENT
                         CURRENT                        U.S. $        OF NET
                          YIELD        SHARES           VALUE         ASSETS

UBS Private Money
  Market Fund LLC1.........15%       56,822,500      $56,822,500       31.5%


(a) Securities exempt from Registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2003, the aggregate market value of these securities amounted to $3,407,655 or 1.9% of net assets.

(b)  Variable rate coupon, rate shown is as of June 30, 2003.


     See Notes to Financial Statements.


4


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $224,618,470)      $229,726,905(a)
  Cash                                                               79,472
  Collateral held for securities loaned                          56,822,500
  Dividends and interest receivable                               1,205,401
  Receivable for investment securities sold                      15,737,534
  Total assets                                                  303,571,812

LIABILITIES
  Payable for investment securities purchased                    65,928,882
  Payable for collateral received on securities loaned           56,822,500
  Advisory fee payable                                               89,252
  Distribution fee payable                                            3,399
  Accrued expenses                                                   99,550
  Total liabilities                                             122,943,583

NET ASSETS                                                     $180,628,229

COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $     14,410
  Additional paid-in capital                                    169,293,583
  Undistributed net investment income                             1,819,239
  Accumulated net realized gain on investment transactions        4,392,562
  Net unrealized appreciation of investments                      5,108,435
                                                               $180,628,229

CLASS A SHARES
  Net assets                                                   $163,506,402
  Shares of capital stock outstanding                            13,036,425
  Net asset value per share                                          $12.54

CLASS B SHARES
  Net assets                                                   $ 17,121,827
  Shares of capital stock outstanding                             1,373,352
  Net asset value per share                                          $12.47


(a) Includes securities on loan with a value of $55,598,587 (see Note F). See Notes to Financial Statements.


5


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $2,501,289

EXPENSES
  Advisory fee                                                         532,549
  Distribution fee--Class B                                             17,205
  Custodian                                                             48,100
  Administrative                                                        37,500
  Audit and legal                                                       20,704
  Printing                                                               6,193
  Transfer agency                                                          474
  Directors' fees and expenses                                             343
  Miscellaneous                                                            122
  Total expenses                                                       663,190
  Net investment income                                              1,838,099

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                       4,606,590
  Net change in unrealized appreciation/depreciation
    of investments                                                      94,084
  Net gain on investment transactions                                4,700,674

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $6,538,773


See Notes to Financial Statements.


6


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2003     DECEMBER 31,
                                                  (UNAUDITED)           2002

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                           $  1,838,099      $5,024,028
  Net realized gain on investment transactions       4,606,590       2,881,465
  Net change in unrealized appreciation/
  depreciation of investments                           94,084       3,637,024
  Net increase in net assets from operations         6,538,773      11,542,517

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (4,723,237)     (3,720,955)
    Class B                                           (437,765)       (206,001)
  Net realized gain on investment transactions
    CLASS A                                         (1,253,621)             -0-
    Class B                                           (121,738)             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                       5,759,239      55,585,246
  Total increase                                     5,761,651      63,200,807

NET ASSETS
  Beginning of period                              174,866,578     111,665,771
  End of period (including undistributed net
    investment income of $5,142,142
    at December 31, 2002)                         $180,628,229    $174,866,578


See Notes to Financial Statements.


7


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Portfolio"), formerly Alliance U.S. Government/High Grade Securities Portfolio, is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek high current income consistent with preservation of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.


8


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .60 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2003, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2003. Any expense waivers or reimbursements were accrued daily and paid monthly. For the six months ended June 30, 2003, the Portfolio received no such waivers/reimbursements.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services to the Portfolio by the Adviser for the six months ended June 30, 2003.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.


9


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                             PURCHASES          SALES
Investment securities                      $ 25,025,306    $  27,831,094
U.S. government securities                  710,156,630      723,370,134

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                 $5,497,822
Gross unrealized depreciation                                   (389,387)
Net unrealized appreciation                                   $5,108,435

NOTE E: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                2002             2001
Distributions paid from:

  Ordinary income                            $3,926,956       $3,463,728
Total distributions paid                     $3,926,956       $3,463,728


10


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $6,466,054
Undistributed long-term capital gains                             61,109
Accumulated capital and other losses                            (158,506)(a)
Unrealized appreciation/(depreciation)                          4,949,167(b)

TOTAL ACCUMULATED EARNINGS/(DEFICIT)                          $11,317,824


(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $158,506 all of which will expire in the year 2007. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year $1,219,926 of the capital loss carryforward was utilized. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust High Grade Portfolio, may apply.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio has loaned securities with a value of $55,598,587 and received cash collateral of $56,822,500, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $11,928 which is included in interest income in the accompanying statement of operations.

NOTE G: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003   DECEMBER 31,
                      (UNAUDITED)       2002       (UNAUDITED)        2002

Class A
Shares sold            1,260,282    6,896,200      $16,024,870    $83,158,391
Shares issued in
  connection with
  acquisition of
  Brinson Series
  Trust Strategic
  Fixed Income
   Portfolio                 -0-      214,442               -0-     2,581,245
Shares issued in
  reinvestment of
  dividends and
  distributions          470,989       314,536       5,976,858       3,720,955
Shares redeemed       (1,792,291)   (3,047,586)    (22,822,311)    (37,024,668)
Net increase
  (decrease)             (61,020)    4,377,592       $(820,583)    $52,435,923


11


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003   DECEMBER 31,
                      (UNAUDITED)       2002       (UNAUDITED)        2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            1,094,645       651,657     $13,806,447      $7,879,889
Shares issued in
  reinvestment of
  dividends
  and distributions       44,370        17,487         559,503         206,001
  Shares redeemed       (615,850)     (407,878)     (7,786,128)     (4,936,567)
  Net increase           523,165       261,266      $6,579,822      $3,149,323


NOTE H: CONCENTRATION OF RISK

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

NOTE J: ACQUISITION OF BRINSON SERIES TRUST STRATEGIC FIXED INCOME PORTFOLIO

On April 5, 2002, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Strategic Fixed Income Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Strategic Fixed Income Portfolio on February 25, 2002. The acquisition was accomplished by a tax-free exchange of 214,442 shares of the Portfolio for 247,070 shares of Brinson Series Trust Strategic Fixed Income Portfolio on April 5, 2002. The aggregate net assets of the Portfolio and Brinson Series Trust Strategic Fixed Income Portfolio immediately before the acquisition were $120,888,612 and $2,581,245 (including $136,372 net unrealized appreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $123,469,857.


12


U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                             CLASS A
                                            ------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                       JUNE 30, 2003                    YEAR ENDED DECEMBER 31,
                                         (UNAUDITED)         2002         2001(A)      2000         1999         1998
                                      ---------------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.54       $12.00       $11.68       $11.18       $12.27       $11.93

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .13          .42          .57          .67          .64          .63(c)
Net realized and unrealized gain (loss)
  on investment transactions                     .34          .49          .33          .52         (.94)         .32
Net increase (decrease) in net asset
  value from operations                          .47          .91          .90         1.19         (.30)         .95

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                        (.37)        (.37)        (.58)        (.69)        (.49)        (.55)
Distributions from net realized gain
  on investment transactions                    (.10)          -0-          -0-          -0-        (.30)        (.06)
Total dividends and distributions               (.47)        (.37)        (.58)        (.69)        (.79)        (.61)
Net asset value, end of period                $12.54       $12.54       $12.00       $11.68       $11.18       $12.27

TOTAL RETURN
Total investment return based on
  net asset value (d)                           3.72%        7.79%        7.88%       11.08%       (2.45)%       8.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $163,506     $164,265     $104,635      $58,170      $60,504      $58,418
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .73%(e)      .82%         .89%         .95%         .86%         .78%
  Expenses, before waivers and
    reimbursements                               .73%(e)      .82%         .89%         .95%         .86%         .91%
  Net investment income                         2.09%(e)     3.49%        4.86%        5.95%        5.51%        5.24%(c)
Portfolio turnover rate                          428%         551%         259%         236%         172%         235%



See footnote summary on page 14.


13


                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS B
                                            -----------------------------------------------------------------
                                            SIX MONTHS                                           JUNE 2,
                                               ENDED                                            1999(F) TO
                                           JUNE 30, 2003           YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                            (UNAUDITED)     2002         2001(A)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.47       $11.94       $11.64       $11.16       $11.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .11          .39          .55          .63          .33
Net realized and unrealized gain
  (loss) on investment transactions              .34          .49          .31          .53         (.30)
Net increase in net asset value
  from operations                                .45          .88          .86         1.16          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.35)        (.35)        (.56)        (.68)          -0-
Distributions from net realized gain
  on investment transactions                    (.10)          -0-          -0-          -0-          -0-

TOTAL DIVIDENDS AND DISTRIBUTIONS               (.45)        (.35)        (.56)        (.68)          -0-
Net asset value, end of period                $12.47       $12.47       $11.94       $11.64       $11.16

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.61%        7.54%        7.60%       10.84%         .27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $17,122      $10,602       $7,031       $3,627       $1,438
Ratio to average net assets of:
  Expenses                                       .98%(e)     1.07%        1.14%        1.20%        1.15%(e)
  Net investment income                         1.84%(e)     3.25%        4.61%        5.67%        5.48%(e)
Portfolio turnover rate                          428%         551%         259%         236%         172%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.03 and $.03, increase net realized and unrealized gain on investments per share by $.03 and $.03, and decrease the ratio of net investment income to average net assets from 5.11% to 4.86% and 4.86% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


14


U.S GOVERNMENT/HIGH GRADE
SECURITIES PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

JOHN D. CARIFA, Chairman and President
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)


OFFICERS

KATHLEEN A. CORBET, Senior Vice President
LEWIS A. SANDERS, Senior Vice President
ANDREW S. ADELSON, Vice President
ANDREW ARAN, Vice President
BRUCE K. ARONOW, Vice President
EDWARD D. BAKER III, Vice President
THOMAS J. BARDONG, Vice President
MATTHEW D.W. BLOOM, Vice President
RUSSELL BRODY, Vice President
FRANK V. CARUSO, Vice President
JOHN F. CHIODI, Vice President
PAUL J. DENOON, Vice President
JOSEPH C. DONA, Vice President
MARILYN G. FEDAK, Vice President
THOMAS KAMP, Vice President
SEAN KELLEHER, Vice President
DAVID A. KRUTH, Vice President
ALAN E. LEVI, Vice President
MICHAEL LEVY, Vice President
GERALD T. MALONE, Vice President
MICHAEL MON, Vice President
RANJI H. NAGASWAMI, Vice President
DANIEL NORDBY, Vice President
JIMMY K. PANG, Vice President
RAYMOND J. PAPERA, Vice President
JOSEPH G. PAUL, Vice President
DOUGLAS J. PEEBLES, Vice President
JEFFREY S. PHLEGAR, Vice President
DANIEL G. PINE, Vice President
MICHAEL J. REILLY, Vice President
PAUL C. RISSMAN, Vice President
IVAN RUDOLPH-SHABINSKY, Vice President
KEVIN F. SIMMS, Vice President
MICHAEL A. SNYDER, Vice President
ANNIE TSAO, Vice President
JEAN VAN DE WALLE, Vice President
RICHARD A. WINGE, Vice President
SANDRA YEAGER, Vice President
EDMUND P. BERGAN, JR., Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672



(1)  Member of the Audit Committee.



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003